CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 257,097	$ 268,643	$ 306,193		$ 307,289	$ 239,176	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 1,121,301	$ 1,034,857	$ 995,906
Cost of products sold	215,251					196,261						877,102	824,325	779,946
Gross profit	41,846	57,218	70,693		73,373	42,915	49,899	65,822	67,029	27,782		244,199	210,532	215,960
Operating expenses:
Selling, general and administrative expenses	38,216					34,993						147,242	138,912	130,460
Amortization of intangible assets	4,202					6,719						26,937	26,689	27,099
Write-off of previously capitalized offering costs												0	0	1,571
Total operating expenses	42,418					41,712						174,179	165,601	159,130
Operating earnings	(572)					1,203						70,020	44,931	56,830
Foreign currency gain	(33)					68						409	492	510
Interest expense	(23,668)					(25,056)						(103,133)	(101,488)	(122,992)
Interest income	15					15						91	104	159
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Income (loss) before provision for income taxes	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Provision for income taxes	3,849					1,872						2,835	683	5,027
Net income (loss)	(28,107)	(15,007)	(3,673)	[1]	5,267	(25,642)	(15,220)	(458)	2,063	(70,892)	[2]	(39,055)	(84,507)	27,667
Comprehensive loss	(28,875)					(24,979)						(39,323)	(91,798)	28,566
Pro forma earnings (loss) per common share (unaudited):
Basic and diluted earnings (loss) per common share	$ (281,070.00)	$ (150,070.00)	$ (36,730.00)		$ 52,670.00	$ (256,420.00)	$ (152,200.00)	$ (4,580.00)	$ 20,630.00	$ (708,920.00)		$ (390,550.00)	$ (845,070.00)	$ 276,670.00
Common stock [Member]
Pro forma earnings (loss) per common share (unaudited):
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100
Pro forma [Member]
Operating expenses:
Net income (loss)	$ (28,137)											$ (43,918)
Pro forma earnings (loss) per common share (unaudited):
Basic and diluted earnings (loss) per common share	$ (0.43)											$ (0.68)
Pro forma [Member] | Common stock [Member]
Pro forma earnings (loss) per common share (unaudited):
Weighted average common shares outstanding	64,751,968											64,751,968

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.